Environmental Provisions - Schedule of Environment Provisions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Site Contingency [Line Items]
Provision for Soil Contamination	$ 23.0	$ 30.1
Antwerp Terminals Processing Company N.V. [Member] | Belgium [Member]
Site Contingency [Line Items]
Provision for Soil Contamination	5.8	9.5
Eurotank Amsterdam B.V. [Member] | The Netherlands [Member]
Site Contingency [Line Items]
Provision for Soil Contamination	$ 17.2	$ 20.6